DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2010 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2009 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2011 Interest Rate Swap Senior Notes Due 2013 [Member]	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements				$ 1.0		$ 1.1
Stated interest rate on Senior Notes due 2016			3.00%
Description of the interest rate terms of the swap agreement	see note 11	Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount			Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.	Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.